SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Lease Right-of-use Asset And Lease Liabilities
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flow used in operating leases	$ 1,017,777	$ 113,015	$ 1,973,345	$ 224,721	$ 1,650,847	$ 515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	$ 167,658	$ 28,865	$ 345,847	$ 28,865	$ 9,380,402	$ 1,982,393
Weighted average remaining lease term - Operating leases (years)	2 years 3 months 18 days	3 years 9 months 18 days	2 years 3 months 18 days	3 years 9 months 18 days	2 years 9 months 18 days	4 years 2 months 12 days
Weighted average discount rate - Operating leases	4.75%	4.35%	4.75%	4.35%	4.35%	4.35%